Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements inputs (Details) - Measured on a recurring basis	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.95	10.80
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	24.0	24.0
Expected life of the options to convert
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	5.25	5.75
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.92	0.47
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0.0	0.0